Operating Leases (Details) - Schedule of leases by balance sheet - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Right-of-use assets	$ 1,597	$ 1,921	$ 291
Liabilities
Lease liabilities- current portion	1,079	1,298	107
Lease liabilities- long term	601	691	164
Total Lease liabilities	$ 1,680	$ 1,989	$ 271